NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Deferred Revenue		$ 315,370	$ 936,428
Number of Warrants Outstanding		1,587,553
Number of incentive stock options		451,898
Product warranty Period		90 days
Reverse split	1-for-14
Cash, uninsured balance		$ 3,490,000
Series B Convertible Preferred Stock [Member]
Number of Shares upon Conversion		243,571
Minimum [Member]
Estimated economic life of the property and equipment		3 years
Product warranty Period		12 months
Maximum [Member]
Estimated economic life of the property and equipment		5 years
Product warranty Period		36 months
Patents and Trademarks [Member]
Estimated economic life of the property and equipment		17 years